SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 304	$ 274
2026	200	267
2027	95	163
2028		82
Total payments	625	786
Less imputed interest	(73)	(102)
Total operating lease liabilities	$ 552	$ 684	$ 35,070